Commitments, Contingencies and Guarantees - Future Minimum IT Support Payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of other provisions [line items]
Total future minimum payments	$ 90.1
2024
Disclosure of other provisions [line items]
Total future minimum payments	22.6
2025
Disclosure of other provisions [line items]
Total future minimum payments	18.3
2026
Disclosure of other provisions [line items]
Total future minimum payments	12.8
2027
Disclosure of other provisions [line items]
Total future minimum payments	11.4
2028
Disclosure of other provisions [line items]
Total future minimum payments	9.7
Thereafter
Disclosure of other provisions [line items]
Total future minimum payments	$ 15.3